UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08191

Name of Fund: Bullfinch Fund, Inc.

Fund Address: 3909 Rush Mendon Road
              Mendon, New York  14506

Name and address of agent for service: Christopher Carosa, President,
        Bullfinch Fund, Inc., 3909 Rush Mendon Road,
        Mendon, New York  14506
        Mailing address: 3909 Rush Mendon Road
        Mendon, New York  14506

Registrant's telephone number, including area code: (585) 624-3150

Date of fiscal year end: 10/31/10

Date of reporting period: 11/01/09 - 10/31/10

Item 1 - Attach shareholder report



BULLFINCH FUND, INC.




3909 Rush Mendon Road
Mendon, New York 14506
(585) 624-3150
1-888-BULLFINCH
(1-888-285-5346)


















Annual Report
October 31, 2010


Management's Discussion of Fund Performance

December 20, 2010
Dear Fellow Shareholders:

We are very proud to present the October 2010 Annual Report of Bullfinch Fund, Inc. This report contains the audited financial statements for both the Unrestricted Series and the Greater Western New York Series.

This year saw the market continue its rebound (albeit with a small hiccup in the summer) from the depths of 2009. It's tough to say what has caused the market to continue to rise in an economy stuck in a rut, but, judging from the performance of the funds, it's clear there have been opportunities in individual stocks.

In the Unrestricted Series over the past year, 23 individual stocks exceeded double digit returns, with nearly a half-dozen returning more than 50%. The top performing stocks (Expeditors International Washington, Fastenal and Tyco Electronics) represent a diverse set of industries including shipping, automotive parts and electronics. Among the laggards were Microsoft (the only negative return for the year), Dell and Cisco, coincidentally all from the technology sector. The Unrestricted Series as a whole was up 17.83% in the fiscal year (while the S&P 500 was up only 14.19%).

During the fiscal year, the Greater Western New York Series gained 26.03%. A total of 31 individual stocks experienced greater than double digit returns with 9 returning more than 50%. The top performing stocks (Astronics, Mod-Pac Corp and Xerox) again represent a diverse set of industries (aeronautics, printing and office equipment). The underperformers included Gibraltor Industries (steel); Harris Interactive (management services); and, Dell (computer equipment), the only negative returners in the portfolio.

Since the last report six months ago, the Unrestricted Series gained 2.55% and the Greater Western New York Series gained 6.68%. Compare this to the S&P 500 (up 1.00%) and our benchmark - the Value Line Geometric Index (down 2.58%)
- and you can see we stack up quite favorably. Indeed, both funds have done quite well versus their Lipper peer group (Multi-Cap Core).

While past performance can never guarantee future results, we are proud of the fact are closing in on surpassing our all time highs that were achieved in 2007. That we've been able to recover faster than the market (and many other mutual funds) has much to do with our strict pricing discipline and overall conservative approach. In addition, as the enclosed graphs show, our five- and ten-year numbers continue to be positive while the benchmark index remains negative.

You might have noticed we've significantly cut back on our defensive (i.e., cash) position in both funds. Again, despite the slow economy, we feel confident the markets will again return to their traditional strength in the latter two years of the presidential cycle (which we didn't see last time).

We wish to thank our shareholders for expressing their confidence in us and wish you continued good fortune.

Best Regards,
Bullfinch Fund, Inc.
Christopher Carosa, CTFA
President



BULLFINCH FUND INC.
PERFORMANCE SUMMARY

The graph below represents the changes in value for an initial $10,000 investment in the BULLFINCH Fund from 7/1/00 to 10/31/10. These changes are then compared to a $10,000 investment in the Value Line Geometric Index. The Value LINE Geometric Index (VLG) is an unmanaged index of between 1,600 and 1,700 stocks. Value Line states "The VLG was intended to provide a rough approximation of how the median stock in the Value Line Universe performed. The VLG also has appeal to institutional investors as a proxy for the so-called 'multi-cap' market because it includes large cap, mid cap and small cap stocks alike." The Fund's returns include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.


(GRAPH OMITTED)

Year          Bullfinch Fund, Inc.             Value Line
Ending        Unrestricted Series              Geometric Index

                   $10,000                        $10,000
6/30/2001          $11,625                        $ 9,804
6/30/2002          $10,521                        $ 7,953
6/30/2003          $11,210                        $ 7,252
6/30/2004          $13,155                        $ 9,239
6/30/2005          $13,522                        $ 9,686
6/30/2006          $13,697                        $10,373
6/30/2007          $16,238                        $12,102
6/30/2008          $14,533                        $ 9,121
10/31/2008         $11,994                        $ 6,294
10/31/2009         $12,682                        $ 6,893
10/31/2010         $14,943                        $ 8,346


Annualized
Returns Ending	Bullfinch Fund Inc.	Value Line
10/31/2010	Unrestricted Series	Geometric Index

One - Year	+  17.83%		+   21.08%
Five - Year	+   2.12%		-    2.93%
Ten - Year	+   3.87%		-    2.08%


(GRAPH OMITTED)

Year          Bullfinch Fund, Inc.             Value Line
Ending        Greater Western New York Series  Geometric Index

                   $10,000                        $10,000
6/30/2001          $10,316                        $ 9,804
6/30/2002          $ 9,368                        $ 7,953
6/30/2003          $ 9,990                        $ 7,252
6/30/2004          $12,457                        $ 9,239
6/30/2005          $13,129                        $ 9,686
6/30/2006          $14,517                        $10,373
6/30/2007          $16,336                        $12,102
6/30/2008          $14,673                        $ 9,121
10/31/2008         $12,525                        $ 6,294
10/31/2009         $12,093                        $ 6,893
10/31/2010         $15,240                        $ 8,346


Annualized
Returns Ending	Bullfinch Fund Inc.	Value Line
10/31/2010	Greater WNY Series	Geometric Index

One - Year	+ 26.03%		+ 21.08%
Five - Year	+   3.46%		-    2.93%
Ten - Year	+   4.87%		-    2.08%












UNRESTRICTED SERIES
(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF OCTOBER 31, 2010
TOGETHER WITH INDEPENDENT AUDITORS' REPORT

EFP Rotenberg, LLP
Certified Public Accountants
280 Kenneth Drive, Suite 100
Rochester, NY 14626
Tel 585-427-8900

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of Bullfinch Fund, Inc. - Unrestricted Series


	We have audited the accompanying statement of assets and liabilities of Bullfinch Fund, Inc. - Unrestricted Series (a series within Bullfinch Fund, Inc.), including the schedule of investments, as of October 31, 2010, the related statements of operations and changes in net assets for the years ended October 31, 2010 and 2009 and the four months ended October 31, 2008, and the financial highlights for the years ended October 31, 2010 and 2009 and the four months ended October 31, 2008. Bullfinch Fund, Inc. -
Unrestricted Series' management is responsible for these financial statements. Our responsibility is to express an opinion on these financial statements based on our audits.

	We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

	In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bullfinch Fund, Inc. - Unrestricted Series as of October 31, 2010, the results of its operations and changes in net assets for the years ended October 31, 2010 and 2009 and the four months ended October 31, 2008, and its financial highlights for the years ended October 31, 2010 and 2009 and the four months ended October 31, 2008, in conformity with accounting principles generally accepted in the United States of America.


/s/ EFP Rotenberg, LLP
EFP Rotenberg, LLP
Rochester, New York
December 22, 2010


UNRESTRICTED SERIES
(A SERIES WITHIN THE BULLFINCH FUND, INC.)
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2010


ASSETS

Investments in Securities, at Fair Value,
                 Identified Cost of $3,120,000                  $  3,845,313

Cash                                                                 516,992

Accrued Interest and Dividends                                         3,805

Prepaid Expenses                                                       5,962

Total Assets                                                    $  4,372,072


LIABILITIES AND NET ASSETS

LIABILITIES

Accrued Expenses                                                $     15,336


NET ASSETS

Net Assets (Equivalent to $13.28 per share based on 328,058.294
                                shares of stock outstanding)       4,356,736


Total Liabilities and Net Assets                                 $ 4,372,072

COMPOSITION OF NET ASSETS

Shares of Common Stock - Par Value $.01;
       10,000,000 Shares Authorized,
       328,058.294 Shares Outstanding                            $ 4,209,347

Accumulated Net Investment Loss & Realized Loss
              from Security Transactions                            (577,924)

Net Unrealized Appreciation on Investments                           725,313

Net Assets at October 31, 2010                                   $ 4,356,736


The accompanying notes are an integral part of these statements.

UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES OCTOBER 31, 2010



		Historical
Common Stocks - 100%     Shares     Cost        Value

Computers - Software - 13.88%
   Adobe Systems Inc.    4,800      125,063     135,120
   Microsoft Corp.       6,200      151,626     165,323
   Oracle                5,500       56,122     161,590
   Synopsis, Inc.        5,600      115,460     143,248
                                    448,271     605,281

Medical Products and Supplies - 6.70%
  Johnson & Johnson      2,400      136,714     152,976
  Medtronic Inc.           300       10,839      10,569
  Stryker Corp.          2,600      125,743     128,674
                                    273,296     292,219
Pharmaceuticals - 6.31%
  Furiex Pharmaceuticals   458        4,538       5,272
  Mylan Inc.             6,300       87,179     127,984
  Pharmaceutical Product Devel
                         5,500      125,077     141,955
                                    216,794     275,211
Electrical Equipment - 6.10%
  Corning Inc.           9,700      108,148     177,316
  General Electric Co.   5,550      116,002      88,911
                                    224,150     266,227
Beverages - 4.58%
  Hansen Natural Corp.   3,900      125,589     199,719

Retail - General - 4.12%
  Fred's Inc. Class A   15,000      152,560     179,700

Electronics Components - 3.99%
  Tyco Electronics       5,500      149,751     174,240

Insurance - 3.68%
  Gallagher Arthur J&Co. 5,700      138,298     160,512

Semiconductors - 3.68%
  Intel Corp.            8,000      143,610     160,400

Biotech - 3.57%
  Meridian Bioscience Inc. 6,800    118,878     155,652

Banking and Finance - 3.37%
  Fiserv, Inc.           2,700      112,511     147,204

Building & Related - 3.15%
  Ameron Int'l Corp.     2,000      127,814     137,520

Tobacco Products - 3.04%
  Universal Corp. VA     3,200      120,756     132,608



		  Historical
Common Stocks - 100%     Shares     Cost        Value

Computers- Networking - 2.99%
  Cisco Systems, Inc.    5,700       97,427     130,302

Food Processing - 2.96%
  Sensient Technologies  4,000       80,550     129,240

Commercial Services - 2.92%
  Paychex, Inc.          4,600      148,135     127,604

Retail - Specialty - 2.83%
  Fastenal Co.           2,400       83,684     123,552

Utilities - Natural Resources - 2.61%
  Chesapeake Utilities Corp. 3,100   57,194     113,739

Aerospace - 2.22%
  AAR Corporation        4,400       83,191      96,976

Oil & Related - 2.19%
  Frontier Oil Corp.     7,200       86,164      95,400

Industrial Services - 2.15%
  Expeditors Int'l Washington 1,900  61,567      93,784

Computers - Hardware - 1.11%
  Dell Corp.             3,350       69,810      48,223

Total Investments in Securities   3,120,000   3,845,313

Schwab Money Market - 11.85%                    516,992


Total Invested Assets           $ 3,120,000 $ 4,362,305



       The accompanying notes are an integral part of these statements


UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES OCTOBER 31, 2010

Table of Industries

Industry						Market Value			Percent

Aerospace						$      96,976		        2.22%
Banking & Finance					$     147,204		        3.37%
Beverages						$     199,719		        4.58%
Biotech						$     155,652		        3.57%
Building & Related				$     137,520		        3.15%
Commercial Services				$     127,604		        2.92%
Computers - Hardware				$      48,223		        1.11%
Computers - Networking				$     130,302		        2.99%
Computers - Software				$     605,281		       13.88%
Electrical Equipment				$     266,227		        6.10%
Electronics Components				$     174,240		        3.99%
Food Processing					$     129,240		        2.96%
Industrial Services				$      93,784		        2.15%
Insurance						$     160,512                  3.68%
Medical Products & Supplies			$     292,219		        6.70%
Oil & Related					$      95,400                  2.19%
Pharmaceuticals					$     275,211		        6.31%
Retail - General					$     179,700		        4.12%
Retail - Specialty				$     123,552		        2.83%
Semiconductors					$     160,400		        3.68%
Tobacco Products					$     132,608		        3.04%
Utilities - Natural Resources		$     113,739		        2.61%
Total Equities					$   3,845,313		       88.15%

Cash & Equivalents				$     516,992		       11.85%

Total Invested Assets				$   4,362,305		      100.00%


The accompanying notes are an integral part of these statements.



UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF OPERATIONS FOR THE YEARS ENDED OCTOBER 31, 2010 AND 2009, AND THE FOUR MONTHS ENDED OCTOBER 31, 2008
                                         October      October     October
                                            2010         2009        2008
INVESTMENT INCOME:
   Dividends                           $  72,684    $  71,612   $  28,411
EXPENSES:
   Management fees                        44,466       42,876      17,005
   Legal and Professional                 12,702       12,521       6,164
   Director's Fees                             0        1,200         650
   D&O/E&O                                 8,991        8,684       2,873
   Fidelity Bond                             963          919         919
   Taxes                                     450          585         300
   Telephone                                 154           95           0
   Registration Fees                         891        2,751         118
   Custodian Fees                          8,057        2,677       2,737
   Dues and Subscriptions                  2,007        2,034         216
Total expense                             78,681       74,342      30,982
Net investment income (loss)              (5,997)      (2,730)     (2,571)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from
   securities transactions                42,440     (281,373)          0
Unrealized appreciation (depreciation)
   during the period                     652,380      517,501    (859,412)
Net gain (loss) on investments           694,820      236,128    (859,412)
CHANGE IN NET ASSETS FROM OPERATIONS    $688,823     $233,398   $(861,983)

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF CHANGES IN NET ASSETS FOR THE YEARS ENDED OCTOBER 31, 2010 AND 2009, AND THE FOUR MONTHS ENDED OCTOBER 31, 2008
                                         October      October        June
                                            2009         2008        2008
CHANGE IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)      $     (5,997) $    (2,730) $   (2,571)
  Net realized gain (loss)
     from security transactions           42,440     (281,373)          0
  Net change in unrealized appreciation
     (depreciation) of investments       652,380      517,501    (859,412)
  Change in net assets from operations   688,823      233,398    (861,983)

CAPITAL SHARE TRANSACTION:
  Sales                                  160,643      139,406     325,468
  Redemptions                           (489,727)    (650,802)    (92,678)
Total capital share transactions        (329,084)    (511,396)    232,790
Increase (decrease) in net assets        359,739     (277,998)   (629,193)

NET ASSETS:
  Beginning of period                  3,996,997    4,274,995   4,904,188
  End of period                       $4,356,736   $3,996,997  $4,274,995

The accompanying notes are an integral part of these statements.

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2010


NOTE A - SCOPE OF BUSINESS

The Unrestricted Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek conservative long-term growth in capital. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts a nd believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made. As of October 31, 2010 the Series has capital loss carry forwards of $238,933 which expire in seven years.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Series made a distribution of its ordinary income of $7,748 to its shareholders on December 30, 2008 in the form of stock dividends equal to 779.456 shares of stock.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

NOTE C - INVESTMENTS

For the year ended October 31, 2010, the Series purchased $829,952 of common stock. During the same period, the Series sold $845,835 of common stock.

For the year ended October 31, 2009, the Series purchased $656,031 of common stock. During the same period, the Series sold $950,748 of common stock.

For the four months ended October 31, 2008, the Series purchased $509,741 of common stock. During the same period, the Series sold $0 of common stock.

At October 31, 2010, the gross unrealized appreciation for all securities totaled $794,792 and the gross unrealized depreciation for all securities totaled $69,479 or a net unrealized appreciation of $725,313. The aggregate cost of securities for federal income tax purposes at October 31, 2010 was $3,120,000.

At October 31, 2009, the gross unrealized appreciation for all securities totaled $337,999 and the gross unrealized depreciation for all securities totaled $265,066 or a net unrealized appreciation of $72,933. The aggregate cost of securities for federal income tax purposes at October 31, 2009 was $3,098,089.

At October 31, 2008, the gross unrealized appreciation for all securities totaled $308,970 and the gross unrealized depreciation for all securities totaled $753,538, or a net unrealized depreciation of $444,568. The aggregate cost of securities for federal income tax purposes at October 31, 2008 was $3,674,180.


NOTE D - INVESTMENT ADVISORY AGREEMENT

Carosa Stanton Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa Stanton Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa Stanton Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa Stanton Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the year ended October 31, 2010, the year ended October 31, 2009 and the four months ended October 31, 2008, the fund paid investment advisory fees of $44,466, $42,876 and $17,005, respectively.

On October 31, 2010, the fund had $3,861included in accrued expenses, as owed to Carosa Stanton Asset Management, LLC.



NOTE E - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

                                                Shares             Amount

Balance at June 30, 2008                        378,856.325      $ 4,809,289


Shares sold during short period 2008             28,641.407          325,468
Shares Redeemed during short period 2008         (7,089.452)         (92,678)

Balance at October 31, 2008                     400,408.280      $ 5,042,079

Shares sold during 2009                          13,278.412          139,406
Shares Redeemed during 2009                     (59,858.012)        (650,802)
Reinvestment of Distributions, December 30, 2008    779.456            7,748

Balance at October 31, 2009                     354,608.136      $ 4,538,431

Shares sold during 2010                          12,926.800          160,643
Shares Redeemed during 2010                     (39,476.642)        (489,727)

Balance at October 31, 2010                     328,058.294      $ 4,209,347


UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS (SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE YEARS ENDED OCTOBER 31, 2010 AND 2009, FOR THE FOUR MONTHS ENDED OCTOBER 31, 2008, AND THE YEARS ENDED JUNE 30, 2008 AND 2007

                                   October  October  October     June     June
                                      2010     2009     2008     2007     2006

NET ASSET VALUE,
   beginning of period             $ 11.27  $ 10.68  $ 12.94  $ 14.81  $ 13.29

INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)       (0.02)   (0.01)   (0.01)    0.10     0.12
  Net gain (loss) on securities
    both realized and unrealized      2.03     0.58    (2.25)   (2.31)    0.49

Total from investment operations      2.01     0.57    (2.26)   (2.21)    0.61

DISTRIBUTIONS
 Dividends                            0.00     0.02     0.00     0.34     0.91

NET ASSET VALUE, end of period     $ 13.28  $ 11.27  $ 10.68  $ 12.94  $ 14.81

NET ASSETS, end of period $4,356,736 $3,996,997 $4,274,995 $4,904,188 $5,163,219

                                    Actual   Actual   Actual   Actual   Actual

RATIO OF EXPENSES
  TO AVERAGE NET ASSETS*              1.89%    1.84%    0.64%    1.62%    1.56%

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS*             (0.14)%  (0.07)%  (0.05)%   0.77%    0.85%

PORTFOLIO TURNOVER RATE*             19.94%   16.23%    0.00%   25.03%   30.41%

TOTAL RETURN                         17.83%    5.73%  (28.44)% (10.76)%  18.55%

* Per share amounts calculated using the average shares method

The accompanying notes are an integral part of these statements.


GREATER WESTERN NEW YORK SERIES (A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF OCTOBER 31, 2010
TOGETHER WITH INDEPENDENT AUDITORS' REPORT

EFP Rotenberg, LLP
Certified Public Accountants
280 Kenneth Drive, Suite 100
Rochester, NY 14626
Tel 585-427-8900

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
Bullfinch Fund, Inc. - Western New York Series

       We have audited the accompanying statement of assets and liabilities of Bullfinch Fund, Inc. - Western New York Series (a series within Bullfinch Fund, Inc.), including the schedule of investments, as of October 31, 2010, the related statements of operations and changes in net assets for the years ended October 31, 2010 and 2009 and the four months ended October 31, 2008, and the financial highlights for the years ended October 31, 2010 and 2009 the four months ended October 31, 2008. Bullfinch Fund, Inc. - Western New York Series' management is responsible for these financial statements. Our responsibility is to express an opinion on these financial statements based on our audits.

       We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bullfinch Fund, Inc. - Western New York Series as of
October 31, 2010, the results of its operations and changes in net assets for the years ended October 31, 2010 and 2009 and the four months ended
October 31, 2008, and its financial highlights for the years ended
October 31, 2010 and 2009 and the four months ended October 31, 2008, in conformity with accounting principles generally accepted in the United
States of America.

/s/ EFP Rotenberg, LLP
EFP Rotenberg, LLP
Rochester, New York
December 22, 2010

GREATER WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2010

ASSETS

Investments in Securities, at Fair Value,
    Identified Cost of $581,314                                    $ 745,910

Cash                                                                  76,396

Unsettled Trades                                                       6,208

Accrued Interest and Dividends                                           644

Prepaid Expenses                                                         662

Due from Investment Advisor                                            2,047

Total Assets                                                       $ 831,867


LIABILITIES AND NET ASSETS

LIABILITIES

Accrued Expenses                                                   $   2,142


NET ASSETS

Net Assets (Equivalent to $13.41 per share
         based on 61,875.070 shares of stock outstanding)            829,725

Total Liabilities and Net Assets                                   $ 831,867

COMPOSITION OF NET ASSETS

Shares of Common Stock - Par Value $.01;
       10,000,000 Shares Authorized,
       61,875.070 Shares Outstanding                               $ 713,809

Accumulated Net Investment Loss & Realized
       Loss from Security Transactions                               (48,680)

Net Unrealized Appreciation on Investments                           164,596

Net Assets at October 31, 2010                                     $ 829,725


The accompanying notes are an integral part of these statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) SCHEDULE OF INVESTMENTS IN SECURITIES OCTOBER 31, 2010

                                                  Historical
Common Stocks - 100%                 Shares             Cost             Value
                                  ---------        ---------         ---------

Electronic Components - 11.13%
   Astronics Corp. Class A            1,750           15,396            36,488
   IEC Electronics Corp.              4,518            6,984            23,358
   Tyco Electronics                   1,000           27,259            31,680
                                                      49,639            91,526
Electrical Equipment - 9.60%
   Corning, Inc.                      1,900           21,673            34,732
   General Electric Co.               1,450           35,248            23,229
   Ultralife Corp.                    4,000           25,175            21,000
                                                      82,096            78,961
Medical Products & Supplies - 8.62%
   Bristol-Myers Squibb Co.           1,000           21,938            26,900
   Greatbatch Technologies              850           18,984            18,487
   Johnson & Johnson                    400           22,617            25,496
                                                      63,539            70,883
Aerospace - 7.20%
   Harris Corporation                   500           24,989            22,595
   Moog, Inc. Class A                   637           15,976            23,951
   Northrop Grumman                     200            2,536            12,644
                                                      43,501            59,190

Banking & Finance - 6.14%
   Community Bank System              1,200           23,452            28,044
   M&T Bank Corp.                       300           29,839            22,425
                                                      53,291            50,469
Real Estate & Related - 5.50%
   Home Properties Inc.                 400           16,297            21,780
   Sovran Self Storage                  600           23,459            23,442
                                                      39,756            45,222
Railroads - 5.06%
   Genesee & Wyoming Class A            900            2,522            41,607

Automotive - 4.06%
   Monro Muffler Brake Inc.             700           12,443            33,418

Foods & Beverages - 3.60%
   Constellation Brands, Inc.         1,500           15,118            29,595

Computers - Services - 3.40%
   Computer Task Group, Inc.          3,500           11,872            27,930

Utilities - Natural Resources - 3.36%
   National Fuel Gas Co.                500           11,250            27,590

Computers - Software - 3.22%
   Oracle                               900           12,070            26,442

Metal Fabrication & Hardware - 2.89%
   Graham Corp.                       1,400           15,140            23,758



                                                  Historical
Common Stocks - 100%                 Shares             Cost             Value
                                  ---------        ---------         ---------

Commercial Services - 2.51%
   Harris Interactive, Inc.           2,200            6,273             1,937
   Paychex, Inc.                        675           17,332            18,725
                                                      23,605            20,662
Retail - Specialty - 2.50%
   Fastenal Co.                         400           13,954            20,592

Computers - Hardware - 2.45%
   Dell Corporation                   1,400           23,781            20,153

Steel - 2.22%
   Gilbraltar Industries Inc.         2,000           25,111            18,260

Office Equipment - 1.99%
   Xerox Corp.                        1,400           17,817            16,379

Telecommunications  - 1.92%
   Frontier Communications            1,800           20,663            15,804

Computers - Distributors - 0.86%
   Ingram Micro                         400            4,230             7,064

Photographic Equipment and Suppliers - 0.74%
   Eastman Kodak                      1,300           25,332             6,113

Packaging and Containers - 0.68%
   Mod Pac Corporation                1,130            4,875             5,616

Airlines - 0.42%
   Southwest Airlines Co.               250            3,447             3,440

Health Care Service Provider - 0.30%
  VirtualScopics Inc.                 2,000            2,981             2,480


Machinery - 0.22%
   Columbus McKinnon Corp.              100            2,344             1,756

Industrial Materials - 0.12%
   Servotronics, Inc.                   100              937             1,000

Total Investments in Securities                      581,314           745,910


Schwab Money Market - 9.29%                                             76,396


Total Invested Assets                              $ 581,314         $ 822,306

The accompanying notes are an integral part of these statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) SCHEDULE OF INVESTMENTS IN SECURITIES OCTOBER 31, 2010


Table of Industries

Industry						Market Value			Percent

Aerospace						$       59,190                 7.20%
Airlines						$        3,440                 0.42%
Automotive						$       33,418                 4.06%
Banking & Finance					$       50,469                 6.14%
Commercial Services				$       20,662                 2.51%
Computers - Distributors			$        7,064                 0.86%
Computers - Hardware				$       20,153                 2.45%
Computers - Services				$       27,930                 3.40%
Computers - Software				$       26,442                 3.22%
Electrical Equipment				$       78,961                 9.60%
Electronics Components				$       91,526                11.13%
Foods & Beverages					$       29,595                 3.60%
Health Care Service Provider			$        2,480                 0.30%
Industrial Materials				$        1,000                 0.12%
Machinery						$        1,756                 0.22%
Medical Products & Supplies			$       70,883                 8.62%
Metal Fabrication & Hardware			$       23,758                 2.89%
Office Equipment					$       16,379                 1.99%
Packaging & Containers				$        5,616                 0.68%
Photographic Equipment & Suppliers		$        6,113                 0.74%
Railroads						$       41,607                 5.06%
Real Estate & Related				$       45,222                 5.50%
Retail - Specialty				$       20,592                 2.50%
Steel							$       18,260                 2.22%
Telecommunications				$       15,804                 1.92%
Utilities - Natural Resources		$       27,590                 3.36%
Total Equities					$      745,910                90.71%

Cash & Equivalents				$       76,396                 9.29%

Total Invested Assets				$      822,306               100.00%









The accompanying notes are an integral part of these statements

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF OPERATIONS FOR THE YEARS ENDED OCTOBER 31, 2010 AND 2009, AND THE FOUR MONTHS ENDED OCTOBER 31, 2008

                                         October      October     October
                                            2010         2009        2008
                                       ---------    ---------   ---------
INVESTMENT INCOME:
        Dividends                     $   13,766   $   14,568   $   4,826
EXPENSES:
        Management Fees                    9,447        8,557       3,422
        Reimbursement of Management Fees  (2,047)      (1,909)          0
        Legal and Professional             1,411        1,647         707
        Director's Fees                        0        1,200         650
        D&O/E&O                              999          965         319
        Fidelity Bond                        107          102         102
        Taxes                                566          665         300
        Telephone                            154           95           0
        Registration Fees                  1,998          651         107
        Custodian Fees                     1,212          587         702
        Dues and Subscriptions             1,207        1,234         216
Total expense                             15,054       13,794       6,525
Net investment income (loss)              (1,288)         774      (1,699)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from
   securities transactions                   (95)     (15,528)       (446)
Unrealized appreciation (depreciation)
   during the period                     175,651      (13,899)   (134,961)
Net gain (loss) on investments           175,556      (29,427)   (135,407)
CHANGE IN NET ASSETS FROM OPERATIONS    $174,268   $  (28,653)  $(137,106)

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF CHANGES IN NET ASSETS FOR THE YEARS ENDED OCTOBER 31, 2010 AND 2009, AND THE FOUR MONTHS ENDED OCTOBER 31, 2008

                                         October      October     October
                                            2010         2009        2008
                                       ---------    ---------   ---------
CHANGE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)        $  (1,288)   $     774   $  (1,699)
   Net realized gain (loss)
      from security transactions             (95)     (15,528)       (446)
   Net change in unrealized appreciation
     (depreciation) of investments       175,651      (13,899)   (134,961)
   Change in net assets from operations  174,268      (28,653)   (137,106)

CAPITAL SHARE TRANSACTIONS:
   Sales                                  58,125       12,297     151,830
   Redemptions                           (97,153)     (60,725)     (7,102)
Total capital share transactions         (39,028)     (48,428)    144,728
Increase (decrease) in net assets        135,240      (77,081)      7,622
NET ASSETS:
   Beginning of period                   694,485      771,566     763,944
   End of period                       $ 829,725    $ 694,485   $ 771,566

The accompanying notes are an integral part of these statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2010



NOTE A - SCOPE OF BUSINESS

The Greater Western New York Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with an important economic presence in the Greater Western New York Region. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made. As of October 31, 2010 the Series has capital loss carryforwards of $16,069 which expire in seven years.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

NOTE C - INVESTMENTS

For the year ended October 31, 2010, the Series purchased $0 of common stock. During the same period, the Series sold $62,788 of common stock.

For the year ended October 31, 2009, the Series purchased $46,398 of common stock. During the same period, the Series sold $27,690 of common stock.

For the four months ended October 31, 2008, the Series purchased $179,389 of common stock. During the same period, the Series sold $49,919 of common stock.

At October 31, 2010, the gross unrealized appreciation for all securities totaled $232,538 and the gross unrealized depreciation for all securities totaled $67,942, or a net unrealized appreciation of $164,596. The aggregate cost of securities for federal income tax purposes at October 31, 2010 was $581,314.

At October 31, 2009, the gross unrealized appreciation for all securities totaled $110,953 and the gross unrealized depreciation for all securities totaled $122,008, or a net unrealized depreciation of $11,055. The aggregate cost of securities for federal income tax purposes at October 31, 2009 was $645,514.

At October 31, 2008, the gross unrealized appreciation for all securities totaled $119,091 and the gross unrealized depreciation for all securities totaled $116,247, or a net unrealized appreciation of $2,844. The aggregate cost of securities for federal income tax purposes at October 31, 2008 was $642,996.


NOTE D - INVESTMENT ADVISORY AGREEMENT

Carosa Stanton Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa Stanton Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa Stanton Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa Stanton Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the year ended October 31, 2010, the year ended October 31, 2009 and the four months ended October 31, 2008, the fund paid investment advisory fees of $7,400, $6,648 and $3,422, respectively.

On October 31, 2010, the fund had $867 included in accrued expenses, as owed to Carosa Stanton Asset Management, LLC.


NOTE E - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

                                                Shares             Amount


Balance at June 30, 2008                    59,214.456          $ 656,537


Shares sold during short period 2008        11,499.549            151,830
Shares redeemed during short period 2008      (701.804)            (7,102)

Balance at October 31, 2008                 70,012.201          $ 801,265


Shares sold during 2009                      1,278.357             12,297
Shares redeemed during 2009                 (6,022.385)           (60,725)

Balance at October 31, 2009                 65,268.173          $ 752,837

Shares sold during 2010                      4,648.388             58,125
Shares redeemed during 2010                 (8,041.491)           (97,153)

Balance at October 31, 2010                 61,875.070          $ 713,809

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) FINANCIAL HIGHLIGHTS (SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE YEARS ENDED OCTOBER 31, 2010 AND 2009, FOR THE FOUR MONTHS ENDED OCTOBER 31, 2008, AND THE YEARS ENDED JUNE 30, 2008 AND 2007

                                   October  October  October     June      June
                                      2010     2009     2008     2008      2007

NET ASSET VALUE,
   beginning of period             $ 10.64  $ 11.02  $ 12.90  $ 14.85  $  13.27

INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)       (0.02)    0.01    (0.02)    0.00     (0.07)
  Net gain (loss) on securities both
   realized and unrealized            2.79    (0.39)   (1.86)   (2.43)     1.57
Total from investment operations      2.77    (0.38)   (1.88)   (2.43)     1.50

DISTRIBUTIONS
    Dividends                          .00      .00      .00      .48       .08

NET ASSET VALUE, end of period     $ 13.41  $ 10.64  $ 11.02  $ 12.90  $  14.85

NET ASSETS, end of period    $829,725   $694,485   $771,566   $763,944  $727,561


                                    Actual   Actual   Actual   Actual   Actual

RATIO OF EXPENSES TO
 AVERAGE NET ASSETS*                  2.00%    2.00%    0.79%    2.00%    1.98%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
 BEFORE REIMBURSEMENT*                2.28%    2.28%    0.79%    2.03%    2.13%

RATIO OF NET INVESTMENT INCOME
 TO AVERAGE NET ASSETS*              (0.17)%   0.11%   (0.21)%  (0.01)%  (0.50)%

PORTFOLIO TURNOVER RATE*              0.00%    4.02%    6.07%   16.22%    4.98%

TOTAL RETURN                         26.03%   (3.45)% (26.93)% (10.18)%  12.53%

* Per share amounts calculated using the average shares method


The accompanying notes are an integral part of these statements.


ADDITIONAL INFORMATION


EXPENSE TABLE           Beginning        Ending
                    Account Value Account Value    Annualized  Expenses Paid
ACTUAL                     5/1/09      10/31/09 Expense Ratio During Period+
Unrestricted Series    $ 1,000.00    $ 1,025.50      1.89%      $  9.49
Greater Western
   New York Series       1,000.00      1,066.80      2.00%      $ 10.25
HYPOTHETICAL++
Unrestricted Series      1,000.00      1,025.00      1.89%      $  9.49
Greater Western
   New York Series       1,000.00      1,025.00      2.00%      $ 10.04

+ Expenses are equal to each Series' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days
(181) in the most recent fiscal half-year, then divided by 365.
++ Assumes annual return of 5% before expenses.

All mutual funds have operating expenses. As a shareholder of the Fund, you incur operating expenses including investment advisory fees, regulatory fees and other Fund expenses. Such expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund. The Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Table is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2010 to October 31, 2010).

The Expense Table illustrates your Fund's costs in two ways.

* ACTUAL EXPENSES. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.

* HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. This section is intended to help you compare your Fund's costs with those of other mutual funds. It is based on your Fund's actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case - because the return used is not your Fund's actual return - the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission
(the "SEC") requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.


BOARD OF DIRECTORS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The Fund's SAI includes additional information about the Fund's Directors, and is available without charge, by calling (585) 624-3150 or 1-888-BULLFINCH. Each director may be contacted by writing to the director c/o Bullfinch Fund, Inc. 3909 Rush Mendon Road, Mendon,
New York 14506.


The directors and officers of the Fund are:

NAME, AGE                POSITON(S)    TERM OF OFFICE        PRINCIPLE        NUMBER OF        OTHER
ADDRESS                  HELD WITH     AND LENGTH OF      OCCUPATION(S)      PORTFOLIOS  DIRECTORSHIPS
                    FUND         TIME SERVED        DURING PAST         IN FUND       HELD BY
                                                             5 YEARS           COMPLEX       DIRECTOR
                                                                             OVERSEEN BY
                                                                              DIRECTOR
-----------------------------------------------------------------------------------------------------

                                           INTERESTED PERSONS*
Christopher Carosa, 50  President;      Term of Office:  President, Founder       2            N/A
  2 Lantern Lane        Director;       N/A              Carosa, Stanton &
  Honeoye Falls,        Chairman of     Length of Time   DePaolo Asset
  New York 14472        Board; Chief    Served:          Management, LLC;
                        Compliance      Since 1997       President, Director
                        Officer                          and Chairman of the
                                                         Board, Bullfinch Fund, Inc.

Gordon Stanton, 52      Vice-President; Term of Office:  Vice-President, Founder       2            N/A
  17 East 96 St.        Director;       N/A              Carosa, Stanton &
  Apt 7C                                Length of Time   DePaolo Asset
  New York,                             Served:          Management, LLC;
  NY  10128                             Since 1997       Vice-President,
                                                         and Director,
                                                         Bullfinch Fund, Inc.;
                                                         Associate, Brown Harris

                                                         Stevens Residential

Betsy Kay Carosa, 50    Corporate       Term of Office:  Office Manager           2            N/A
  2 Lantern Lane        Secretary       N/A              Carosa, Stanton &
  Honeoye Falls,                        Length of Time   DePaolo Asset
  NY  14472                             Served:          Management, LLC;
                                        Since 1997       Corporate Secretary,
                                                         Bullfinch Fund, Inc.

                                           INDEPENDENT DIRECTORS

Thomas M. Doeblin, 51   Director;       Term of Office:  Teacher                    2            N/A
  73 San Gabriel Drive  Audit           N/A              Pittsford-Mendon High
  Rochester,            Committee       Length of Time   School
  NY  14610                             Served:
                                        Since 2006
Bryan D. Hickman, 66    Director        Term of Office:  President                2            N/A
  6288 Bobble Hill Road Audit           N/A              Coach & Equipment
  Naples,               Committee       Length of Time   Manufacturing Co.
  NY 14512-9700                         Served:
                                        Since 2008

John P. Lamberton, 50   Director        Term of Office:  Founder, General Partner   2            N/A
  143-49 38th Ave, 3rd Floor            N/A              Cape Bojador Capital
  Flushing,                             Length of Time   Management; Managing
  NY   11354                            Served:          Director, HSBC
                                        Since 2003       Securities

William E.J. Martin, 50 Director        Term of Office:  Director of Sales        2            N/A
  4410 Woodlawn Ave. N                  N/A              Founder, Managing Member
  Seattle,                              Length of Time   Chipman & Martin, LLC;
  WA  98103                             Served:          Consultant,
                                        Since 1997       Robson Forensic, Inc.
                                                         Director of Sales,
                                                         Aecon Buildings, Inc.
                                                         Project Manager,
                                                         American Home Builders

Michael J. Morris, 50	Director; Audit	Term of Office: N/A	Actuary			2		N/A
  72 Lovely Street		Committee	Length of Time		United Healthcare
  Unionville, CT 06085			Served: Since 1997

Lois Irwin, 59          Director        Term of Office:  Marketing Consultant     2            N/A
  33 Oak Meadow Trail                   N/A              Complemar Partners;
  Pittsford,                            Length of Time   President, Icon Design;
  NY  14534                             Served:          General Manager, Xerox
                                        Since 2006

Michael W. Reynolds, 50 Director        Term of Office:  President                2            N/A
  203 Randwood Drive    Audit           N/A              Sole Proprietor
  Getzville, NY  14068  Committee       Length of Time   Reynolds & Company
                                        Served:          Chakra Communications
                                        Since 2000       Vice President
										Quinlan & Company

PROXY VOTING GUIDELINES
Carosa Stanton Asset Management, LLC, the Fund's Investment Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility and the voting record during the most recent 12 month period ending June 30th is available without charge, upon request, by calling (585) 624-3150 or 1-888-BULLFINCH. The Fund's Forms N-PX is available on the SEC's website at http://www.sec.gov. The Fund's Forms N-PX may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


DISCLOSURE REGARDING THE BOARD OF DIRECTORS' APPROVAL
OF THE INVESTMENT ADVISORY CONTRACT

At the Board's Annual Meeting, the Independent Directors of the Board met separately to discuss the Adviser and reported the conclusions to the Board. In determining whether to renew the Management and Investment Advisory Agreements between the Fund and Carosa Stanton Asset Management, LLC,
(the Adviser), the Board of Directors requested, and the Adviser provided information relevant to the Board's consideration. Among the factors the Board considered were:

1) Nature, extent and quality of service provided by the Adviser - the Independent Directors noted the unprecedented access they have to the Adviser, the quick responsiveness to requests and the positive review following Mr. Lamberton's multi-day visits all show the high quality of service provided by the Adviser.
2) The overall performance of the Funds relative to the performance of other funds in the Funds' peer group.
3) In addition, the Board compared expenses of each Fund to the expenses of its peers.
4) The Board also considered the fact that Adviser has implemented breakpoints in the Funds' advisory fee schedule and the Board agreed that this type of fee structure remained reasonable and fair to shareholders.
5) They noted the range of investment advisory and administrative services provided by the Adviser to the Fund.
6) They also took note of the fact that the Fund is not subject to sales charges or Rule 12b-1 fees.
7) The Board also reviewed financial information concerning the Adviser's brokerage practices, including soft dollar arrangements, and noted that these were reasonable.

Based upon their review and consideration of these factors and other matters deemed relevant, the Board concluded that the terms of the Investment Management Agreements are fair and reasonable and the Board voted to renew the Agreements.

Item 2 - CODE OF ETHICS.


      (a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, its principal financial officer, principal accounting officer, controller, as well as any other officers and persons providing similar functions. This code of ethics is included as Exhibit 11(a)(1).

      (b) During the period covered by this report, no amendments were made to the provisions of the code of ethics


      (c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics were granted.


Item 3 - AUDIT COMMITTEE FINANCIAL EXPERT.


            The registrant's Board of Directors determined that the registrant does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b) of Item 3 of Form N-CSR. It was the consensus of the board that, although no one individual Audit Committee member meets the technical definition of an audit committee financial expert, the Committee has sufficient expertise collectively among its members to effectively discharge its duties and that the Committee will engage additional expertise if needed.


Item 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            The registrant has engaged its principal accountant to perform audit services. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant. Since the accounting fees were approved by the Board of Directors in total, the principal accountant has provided an estimate of the split between audit and preparation of the tax filings.

                                   10/31/2010     10/31/2009

            Audit Fees              $10,750          $10,500

            Audit-Related Fees      $     0          $     0
            Tax Fees                $ 2,000          $ 2,000
            All Other Fees          $     0          $     0

            The Audit Committee of the registrant's Board of Directors recommends a principal accountant to perform audit services for the registrant. Each year, the registrant's Board of Directors vote to approve or disapprove the principal accountant recommended by the Audit Committee for the following year's accounting work.

Item 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS.

           Not applicable to open-end investment companies.

Item 6 - Reserved

Item 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

Item 8 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

Item 10(a) -The registrant's principal executive and principal financial officer has determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on the evaluation of these controls and procedures are effective as of a date within 90 days prior to the filing date of this report.

Item 10(b) -There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - EXHIBITS.

            (a)(1)  Code of Ethics - referred to in Item 2 is attached hereto.

            (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

            (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bullfinch Fund, Inc.

By: /s/ Christopher Carosa
    ----------------------------------------
    Christopher Carosa,
    President of Bullfinch Fund, Inc.


Date: December 29, 2010



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Christopher Carosa

    ----------------------------------------

    Christopher Carosa,
    President of Bullfinch Fund, Inc.

Date: December 29, 2010